Provisions for expected credit losses - Reconciliation of impairment charges (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Loan and credit commitments
Business activity during the year	$ (230)	$ (444)
Net remeasurement of provision for ECL	752	119
Impairment charges for debt securities at amortised cost	4	(25)
Impairment charges for debt securities at FVOCI	(2)	2
Recoveries	(189)	(242)	$ (193)
Impairment charges/(benefits)	335	(590)	$ 3,178
Parent Entity
Loan and credit commitments
Business activity during the year	(226)	(387)
Net remeasurement of provision for ECL	831	163
Impairment charges for debt securities at amortised cost	1
Impairment charges for debt securities at FVOCI	(2)	2
Impairment on due from subsidiaries	25
Recoveries	(180)	(225)
Impairment charges/(benefits)	$ 449	$ (447)